Business Combination	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Business Combination	Business Combination
On October 5, 2020, Legacy Clover entered into a Merger Agreement with SCH, a SPAC, and Merger Sub. On January 7, 2021, as contemplated by the Merger Agreement and following approval by SCH’s shareholders at an extraordinary general meeting held January 6, 2021 (the “Special Meeting”):
•SCH filed a notice of deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed a certificate of incorporation and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which SCH was domesticated and continued as a Delaware corporation (the “Domestication”); and
•Merger Sub merged with and into Legacy Clover, the separate corporate existence of Merger Sub ceased and Legacy Clover became the surviving corporation and a wholly owned subsidiary of SCH (the “First Merger”) and Legacy Clover merged with and into SCH, the separate corporate existence of Legacy Clover ceased and SCH became the surviving corporation, changing its name to “Clover Health Investments, Corp.” (together with the First Merger, the “Mergers,” and collectively with the Domestication, the “Business Combination”).
As a result of the Mergers, among other things, (i) all outstanding shares of common stock of Legacy Clover immediately prior to the effective time of the First Merger were canceled in exchange for the right to receive, at the election of the holders thereof (except with respect to the shares held by entities controlled by Vivek Garipalli and the holders of convertible securities previously issued by Legacy Clover to certain holders who received only shares of Class B Common Stock, par value $0.0001 per share, of Clover (Class B Common Stock), which are entitled to
10 votes per share, an amount in cash, shares of Class B Common Stock, or a combination thereof, as adjusted in accordance with the Merger Agreement, which equaled in the aggregate $499.8 million in cash and 260,965,701 shares of Class B Common Stock (at a deemed value of $10.00 per share); (ii) shares of Legacy Clover held by entities controlled by Vivek Garipalli and the holders of the convertible securities immediately prior to the effective time of the First Merger were canceled in exchange for the right to receive shares of Class B Common Stock based on an Exchange Ratio (as defined in the Merger Agreement) of approximately 2.0681; and (iii) all shares of common stock of Legacy Clover reserved in respect of Legacy Clover stock options and restricted stock units outstanding as of immediately prior to the effective time of the First Merger, were converted, based on the Exchange Ratio, into awards based on shares of Class B Common Stock. The consideration that a Clover stockholder received was subject to pro rata adjustment depending on the election made by such stockholder, if any, in accordance with the terms of the Merger Agreement. The pro rata adjustments were made based on an Actual Cash/Stock Ratio (as defined in the Merger Agreement) of 32.3%.
In connection with the consummation of the Business Combination (the “Closing”), (i) each issued and outstanding Class A ordinary share, par value $0.0001 per share, of SCH (SCH Class A ordinary shares) converted automatically, on a one-for-one basis, into a share of Class A Common Stock, par value $0.0001 per share, of Clover (the “Class A Common Stock,” and together with the Class B Common Stock, the “Common Stock”), which will be entitled to one vote per share, (ii) each of the issued and outstanding Class B ordinary shares, par value $0.0001 per share, of SCH, converted automatically, on a one-for-one basis, into a share of Class A Common Stock, (iii) each issued and outstanding warrant of SCH converted automatically into a warrant to acquire one share of Class A Common Stock (Warrant), pursuant to the Warrant Agreement, dated April 21, 2020, between SCH and Continental Stock Transfer & Trust Company, as warrant agent, and (iv) each issued and outstanding unit of SCH (SCH unit) that had not been previously separated into the underlying Class A ordinary share and underlying warrant of SCH upon the request of the holder thereof, was canceled and the holder thereof is entitled to one share of Class A Common Stock and one-third of one Warrant. As of January 7, 2021, there were public warrants outstanding to purchase an aggregate of 27,599,938 shares of Class A Common Stock (the “Public Warrants”) and private placement warrants outstanding to purchase an aggregate of 10,933,333 shares of Class A Common Stock (the “Private Placement Warrants” and, together with the Public Warrants, the “Warrants”). Each whole Warrant entitled the registered holder to purchase one whole share of Class A Common Stock at a price of $11.50 per share, subject to adjustment at any time commencing on April 24, 2021, which is 12 months from the closing of SCH's initial public offering.
Pursuant to the subscription agreements (the “Subscription Agreements”) entered into on October 5, 2020, by and among SCH and certain investors (collectively, the “PIPE Investors”), Clover issued and sold to the PIPE Investors (substantially concurrently with the consummation of the Mergers) an aggregate of 40,000,000 shares of Class A Common Stock for an aggregate purchase price equal to $400.0 million (the “PIPE Investment”), of which 15,200,000 shares were purchased by affiliates of SCH Sponsor III LLC (the “Sponsor,” and collectively, the “Sponsor Related PIPE Investors”).
The Business Combination and PIPE Investment were approved by the SCH shareholders at the Special Meeting. Prior to and in connection with the Special Meeting, holders of 24,892 shares of SCH Class A ordinary shares (including those that underlie the SCH units) that were registered pursuant to the Registration Statements on Form S-1 (333-236776 and 333-237777) and the shares of Class A Common Stock issued as a matter of law upon the conversion thereof on the effective date of the Domestication (the “Public Shares”) exercised their right to redeem those shares for cash at a price of $10.00 per share, for an aggregate of $0.2 million. The per share redemption price of $10.00 for public shareholders electing redemption was paid out of the SCH Trust Account, which after taking into account the redemptions, had a balance immediately prior to the Closing of $827.9 million, which cash balance was used to pay the $499.8 million cash component of the merger consideration.
Immediately after giving effect to the Business Combination and the PIPE Investment, there were 143,475,108 shares of Class A Common Stock, 260,965,701 shares of Class B Common Stock and 38,533,271 Warrants outstanding, equaling 404,440,809 total shares of common stock outstanding and 38,533,271 Warrants outstanding.
The Corporation is authorized to issue 25,000,000 shares of preferred stock having a par value of $0.0001 per share, and the Corporation's board of directors has the authority to determine the rights, preferences, privileges, and restrictions, including voting rights, of those shares. As of September 30, 2021, there were no shares of preferred stock issued and outstanding.
The Business Combination was accounted for as a reverse recapitalization in accordance with GAAP. Under the guidance in ASC 805, Legacy Clover is treated as the “acquirer” for financial reporting purposes. As such, Legacy Clover is deemed the accounting predecessor of the combined business, and Clover, as the parent company of the combined business, is the successor SEC registrant, meaning that Legacy Clover’s financial statements for previous periods are disclosed in the Corporation’s periodic reports filed with the SEC. The Business Combination will have a significant impact on the Corporation’s future reported financial position and results as a consequence of the reverse recapitalization. The most significant change in Clover’s future reported financial position and results is an estimated net increase in cash (as compared to the Corporation’s consolidated balance sheet at December 31, 2020) of approximately $670.0 million. The redemption included approximately $400.0 million in proceeds from the PIPE Investment that was consummated substantially simultaneously with the Business Combination, offset by additional transaction costs incurred in connection with the Business Combination. The estimated transaction costs for the Business Combination were approximately $61.0 million, of which $29.0 million represents deferred underwriter fees related to SCH's initial public offering.
The transaction closed on January 7, 2021,and on the following day the Corporation's Class A Common Stock and Public Warrants were listed on the Nasdaq Global Select Market (Nasdaq) under the symbols “CLOV” and “CLOVW,” respectively, for trading in the public market.
See also Note 9 (Notes and Securities Payable), Note 10 (Warrants Payable), and Note 14 (Convertible Preferred Stock) for additional information regarding changes to the instruments as a result of the Business Combination.
AcquisitionOn February 28, 2019, the Corporation entered into a securities purchase agreement with Censeo Health, LLC to acquire 100% of the outstanding equity interests of Principium Health, LLC (Principium) and Medical Service Professionals of NJ, LLC, providers of in-home chronic care management services, for a total purchase price of approximately $1.4 million. The goodwill resulting from the transaction that was recorded by the Corporation was approximately $1.2 million.